GS Mortgage Securities Corp. ABS-15G

Exhibit 99.3 - Schedule 7

Alt Loan Number	Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
20250801001	XXXX	XXXX	XXXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	21.64	21.62	Audit value based on income and debt documentation in the loan file.